Subsequent Events (Details) (USD $)	12 Months Ended			1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended	3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Jan. 31, 2014 Subsequent Event [Member] item agreement	Mar. 31, 2014 Subsequent Event [Member]	Feb. 28, 2014 Subsequent Event [Member] Aircraft Purchase Agreement One [Member]	Mar. 31, 2014 Subsequent Event [Member] Aircraft Purchase Agreement One [Member] item	Feb. 28, 2014 Subsequent Event [Member] Aircraft Purchase Agreement Two [Member] agreement item	Mar. 31, 2014 Subsequent Event [Member] Aircraft Purchase Agreement Two [Member]	Mar. 31, 2014 Stock Appreciation Rights (SARs) [Member] Subsequent Event [Member]
Subsequent Event [Line Items]
Subsequent event date				Jan. 01, 2014			Feb. 01, 2014		Feb. 04, 2014
Dividends declared and paid per share	$ 0.88	$ 0.84	$ 0.80							$ 0.25
Dividends paid amount	$ 31,500,000	$ 22,500,000	$ 21,100,000							$ 10,300,000
Dividend declared date					Jan. 09, 2014
Dividends payable date										Feb. 20, 2014
Dividend record date										Jan. 31, 2014
Number of sale agreements				2
Payments to acquire aircraft						36,500,000
Proceeds from Term Loan upsizing to fund aircraft purchase	$ 101,892,000					$ 33,600,000
Number of aircraft purchased							2	2
Number of purchase agreements								2
Number of aircraft sold				2